Note 5 - Blanket Zimbabwe Indigenisation Transaction (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of indigenisation shareholder percentages and facilitation loan balances [text block]
		Effective interest &	NCI subject to	Balance of facilitation loan #
USD	Shareholding	NCI recognised	facilitation loan	December 31, 2021	December 31, 2020
NIEEF	16%	3.2%	12.8%	10,359	11,728
Community Trust	10%	10.0%	0.0%	–	–
BETS ~	10%	2.0%	0.0%	6,353	7,447
	36%	15.2%	12.8%	16,712	19,175

Disclosure of movement in dividend loan [text block]
	2021	2020

Balance at January 1	19,175	30,974
Cancellation of Fremiro loan	–	(11,458)
Finance cost accrued	1,313	1,396
Dividends used to repay loan	(3,776)	(1,737)
Balance at December 31	16,712	19,175

Disclosure of facilitation loans [text block]
	2021	2020

Balance at January 1	994	1,632
Finance cost accrued	29	98
Dividends used to repay advance dividend loan	(1,023)	(736)
Balance at December 31	–	994